(22) OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Other Payables
OTHER PAYABLES
	Current		Noncurrent
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Consumers and concessionaires	93,068	73,864	44,473	44,711
Energy efficiency program - PEE	186,621	257,622	110,931	58,798
Research & Development - P&D	103,308	75,655	68,780	55,272
EPE/FNDCT/PROCEL	15,612	12,928	-	-
Reversion fund	-	-	17,750	17,750
Advances	300,214	163,054	22,255	8,029
Tariff discounts - CDE	25,040	8,891	-	-
Provision for socio environmental costs and asset retirement	16,360	13,703	107,814	61,828
Payroll	20,747	16,951	-	-
Profit sharing	80,518	56,215	16,273	11,400
Collections agreement	72,483	69,793	-	-
Guarantees	-	-	5,959	44,140
Business combination	6,927	9,492	-	-
Others	40,408	49,454	32,654	7,364
Total	961,306	807,623	426,889	309,292

Consumers and concessionaires: refer to liabilities with consumers in connection with bills paid twice and adjustments of billing to be offset or returned to consumers as well the participation of consumers in the “Programa de Universalização” program. The noncurrent asset refers to the sale made by the indirect subsidiary RGE Sul in the period from September 1, 2000 to December 31, 2002 (note 15).

Research and Development and Energy Efficiency Programs: the subsidiaries recognized liabilities relating to amounts already billed in tariffs (1% of Net Operating Revenue), but not yet invested in the Research and Development and Energy Efficiency Programs. These amounts are subject to adjustment for inflation at the SELIC rate, through the date of their realization.

Advances: refer mainly to advances from customers in relation to advance billing by the subsidiary CPFL Renováveis, before the energy or service has actually been provided or delivered.

Provision for socio environmental costs and asset retirement: refers mainly to provisions recognized by the subsidiary CPFL Renováveis in relation to socio environmental licenses as a result of events that have already occurred and obligations to remove assets arising from contractual and legal requirements related to leasing of land on which the wind farms are located. Such costs are accrued against property, plant and equipment and will be depreciated over the remaining useful life of the asset.

Tariff discounts – CDE: refers to the difference between the tariff discount granted to consumers and the amounts received via the CDE.

Profit sharing: mainly comprised by:

(i)	in accordance with a collective labor agreement, the Group introduced an employee profit-sharing program, based on the achievement of operating and financial targets previously established;
(ii)	Long-Term Incentive Program: refers to the Long-Term Incentive Plan for the Group’s Executives, approved by the Board of Directors, which consists in an incentive in financial resources based on salary multiples and that are driven by the company’s results and average performance in the three fiscal years after each concession.